U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer

db-X Exchange-Traded Funds Inc.
60 Wall Street
New York, NY 10005

2.	The name of each series or class of securities
for which this Form is filed (If the Form is
being filed for all series and classes of
securities of the issuer, check the box but do
not list series or classes): [X]
3.	Investment Company Act File Number:  811-22001
Securities Act File Number:  333-139872

4.	(a)	Last day of fiscal year for which this
Form is filed:  05/31/11
(b)	[ ] Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal
year).  (See Instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
(c)	[    ] Check box if this is the last time
the issuer will be filing this Form.

5.	Calculation of registration fee:
(i)	Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24(f):$ 0

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year: $ 26,694,859

(iii)	Aggregate price of securities
redeemed or repurchased during
any PRIOR fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission: $ 6,089,772

(iv)	Total available redemption
credits [add items 5(ii) and
5(iii)]: $ 32,784,631

(v)	Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item
5(iv) from Item 5(I)]: $ 0

(vi)	Redemption credits available for
use in future years -- if Item 5(i)
is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]: $ 32,784,631

(vii)	Multiplier for determining
registration fee (See Instruction
C.9): x  0.0001161

(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):  = $0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.	Interest due -- if this Form is being filed more
than 90 days after the end of the issuer's
fiscal year (see Instruction D):   = $0

8.	Total of the amount of the registration fee
due plus any interest due [Item 5(viii) plus
Item 7]: = $0.

9.	Date the registration fee and any interest
payment was sent to the Commission's
lockbox depository:

Method of Delivery:
[   ] Wire
Transfer
[   ] Mail or
other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

       /s/ Michael Gilligan               .
	Michael Gilligan
	Treasurer, Chief Financial Officer and Controller

Date:  August 12, 2011
*Please print the name and title of the signing officer below the signature.

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